8. Fair Value Measurements (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Investment in convertible notes	$ 1,604,879	$ 0
Principal interest	1,500,000
Accrued interest	$ 104,879